UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York         February 14, 2013
-------------------------         --------------------        -----------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        20
                                                   -------------------------
Form 13F Information Table Value Total:                      $98,065
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2012

-------------------------------------------------------------------------------------------------------------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC COM              02076X102    1,218  125,000 SH       SOLE                125,000
C&J ENERGY SERVICES INC     COM              12467B304      965   45,000 SH       SOLE                 45,000
CHENIERE ENERGY INC         COM NEW          16411R208      657   35,000 SH       SOLE                 35,000
DELTA AIR LINES INC DEL     COM NEW          247361702    2,493  210,000 SH       SOLE                210,000
EGA EMERGING GLOBAL SHS TR  EGS EMKTCONS ETF 268461779    5,328  200,000 SH       SOLE                200,000
EQT CORP                    COM              26884L109    2,241   38,000 SH       SOLE                 38,000
FORD MOTOR CO DEL           COM PAR $0.01    345370860    1,166   90,000 SH       SOLE                 90,000
GAFISA S A                  SPONS ADR        362607301    1,395  300,000 SH       SOLE                300,000
GILDAN ACTIVEWEAR INC       COM              375916103    1,646   45,000 SH       SOLE                 45,000
ISHARES INC                 MSCI BRAZIL      464286400   16,818  300,000 SH       SOLE                300,000
ISHARES INC                 MSCI MEX INVEST  464286822   24,918  353,300 SH       SOLE                353,300
ISHARES TR                  FTSE CHINA25 IDX 464287184    6,068  150,000 SH  CALL SOLE                150,000
LINKEDIN CORP               COM CL A         53578A108      987    8,600 SH       SOLE                  8,600
LYONDELLBASELL INDUSTRIES N SHS - A -        N53745100    1,199   21,000 SH       SOLE                 21,000
NETAPP INC                  COM              64110D104    1,342   40,000 SH       SOLE                 40,000
ROCK-TENN CO                CL A             772739207    1,748   25,000 SH       SOLE                 25,000
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605   14,924  910,000 SH       SOLE                910,000
SPECTRUM BRANDS HLDGS INC   COM              84763R101    1,528   34,000 SH       SOLE                 34,000
TEREX CORP NEW              COM              880779103    1,546   55,000 SH       SOLE                 55,000
UNITED RENTALS INC          COM              911363109    9,878  217,000 SH       SOLE                217,000